Financial instruments - Fair value of the convertible senior secured notes (Details) - Convertible senior secured notes - Financial liabilities at fair value through profit and loss category	Jun. 30, 2025 $ / shares Y	Dec. 31, 2024 Y $ / shares
Share price
Financial instruments
Significant unobservable input liabilities	6.77	12.58
Conversion price
Financial instruments
Significant unobservable input liabilities	3.5	3.5
Interest rate
Financial instruments
Significant unobservable input liabilities	0.12	0.12
Credit spread
Financial instruments
Significant unobservable input liabilities	0.435	0.4064
Expected life
Financial instruments
Significant unobservable input liabilities | Y	3.5	4
Risk-free rate
Financial instruments
Significant unobservable input liabilities	0.037	0.044
Volatility
Financial instruments
Significant unobservable input liabilities	0.85	0.85